Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Fair Value of Financial Instruments
Investor option liability	(29,504)
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Bank time deposits	485,446	396,364
Investor option liability	(29,504)
Available-for-sale securities		13,029
Total	455,942	409,393
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Available-for-sale securities		13,029
Total		13,029
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	485,446	396,364
Total	485,446	396,364
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments
Investor option liability	(29,504)
Total	(29,504)
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3) | Alibaba
Fair Value of Financial Instruments
Percentage of ownership interest in subsidiary to be reached if fully exercised	30.00%